UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut         11/12/99
       -------------------------    ---------------------------     -------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        66
                                               -------------

Form 13F Information Table Value Total:        $1,180,409
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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
                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
3DO CO                            COM            88553W105  8,050   800,000  SH       SOLE                800,000
------------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO            CL A           002896207 14,514   426,100  SH       SOLE                426,100
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP         COM            008252108 44,254 1,624,000  SH       SOLE              1,624,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EAGLE OUTFITTERS NEW     COM            02553E106 14,551   300,400  SH       SOLE                300,400
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO               COM            025816109 19,413   144,200  SH       SOLE                144,200
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN HOME PRODS CORP          COM            026609107 28,527   687,400  SH       SOLE                687,400
------------------------------------------------------------------------------------------------------------------------------------
AMERITRADE HLDG CORP              CL A           03072H109  2,205   120,000  SH       SOLE                120,000
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                         COM            031162100 25,534   313,300  SH       SOLE                313,300
------------------------------------------------------------------------------------------------------------------------------------
ASSOCIATED GROUP INC              CL A           045651106 15,633   258,400  SH       SOLE                258,400
------------------------------------------------------------------------------------------------------------------------------------
AXA FINL INC                      COM            002451102 10,867   194,700  SH       SOLE                194,700
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL        CL A           084670108 10,780       196  SH       SOLE                    196
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD              COM            103354106 31,933 2,606,800  SH       SOLE              2,606,800
------------------------------------------------------------------------------------------------------------------------------------
BRITESMILE INC                    COM            110415106  5,398   557,200  SH       SOLE                557,200
------------------------------------------------------------------------------------------------------------------------------------
CBRL GROUP INC                    COM            12489V106  3,703   238,900  SH       SOLE                238,900
------------------------------------------------------------------------------------------------------------------------------------
CENTOCOR INC                      COM            152342101 48,162   822,400  SH       SOLE                822,400
------------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN CORP NEW          COM            16161A108 26,231   348,000  SH       SOLE                348,000
------------------------------------------------------------------------------------------------------------------------------------
CHIRON CORP                       COM            170040109 11,886   429,300  SH       SOLE                429,300
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS      COM            184502102 50,801   636,000  SH       SOLE                636,000
------------------------------------------------------------------------------------------------------------------------------------
CONCENTRIC NETWORK CORP           COM            20589R107 13,112   645,500  SH       SOLE                645,500
------------------------------------------------------------------------------------------------------------------------------------
CORDANT TECHNOLOGIES INC          COM            218412104 22,636   743,700  SH       SOLE                743,700
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHSL CORP NEW              COM            22160K105 32,580   452,500  SH       SOLE                452,500
------------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC                        COM            232560102  3,126   278,640  SH       SOLE                278,640
------------------------------------------------------------------------------------------------------------------------------------
DELUXE CORP                       COM            248019101 22,484   661,300  SH       SOLE                661,300
------------------------------------------------------------------------------------------------------------------------------------
DONALDSON LUFKIN & JENRETTE NW   COM DLJDIRECT   257661504    908   60,000   SH       SOLE                 60,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC               COM            285512109 22,422   309,800  SH       SOLE                309,800
------------------------------------------------------------------------------------------------------------------------------------
EQUIFAX INC                       COM            294429105 12,156   432,200  SH       SOLE                432,200
------------------------------------------------------------------------------------------------------------------------------------
E TRADE GROUP INC                 COM            269246104  2,491   106,000  SH       SOLE                106,000
------------------------------------------------------------------------------------------------------------------------------------
FOREST LABS INC                   CL A           345838106 18,008   427,500  SH       SOLE                427,500
------------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW             CL B           366651206  5,887   352,757  SH       SOLE                352,757
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                     COM NEW        368710406  1,463    10,000  SH       SOLE                 10,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC           COM            38141G104 10,370   170,000  SH       SOLE                170,000
------------------------------------------------------------------------------------------------------------------------------------
HOWMET INTERNATIONAL              COM            443208103 11,637   831,200  SH       SOLE                831,200
------------------------------------------------------------------------------------------------------------------------------------
IPC COMMUNICATIONS INC            COM NEW        44980K206 19,791   321,800  SH       SOLE                321,800
------------------------------------------------------------------------------------------------------------------------------------
IMS HEALTH INC                    COM            449934108 68,075 2,984,100  SH       SOLE              2,984,100
------------------------------------------------------------------------------------------------------------------------------------
IRIDIUM WORLD COMMUNICATIONS      PUT            G49398953    352   115,000  SH       SOLE                115,000
------------------------------------------------------------------------------------------------------------------------------------
IXNET INC                         COM            46601C109  5,115   338,200  SH       SOLE                338,200
------------------------------------------------------------------------------------------------------------------------------------
JONES APPAREL GROUP INC           COM            480074103 26,861   934,300  SH       SOLE                934,300
------------------------------------------------------------------------------------------------------------------------------------
JUST FOR FEET INC                 PUT            48213P956    619   300,000  SH       SOLE                300,000
------------------------------------------------------------------------------------------------------------------------------------
KENNEDY-WILSON INC                COM NEW        489399204  7,190   772,100  SH       SOLE                772,100
------------------------------------------------------------------------------------------------------------------------------------
KNIGHT/TRIMARK GROUP INC          CL A           499067106  2,071    69,900  SH       SOLE                 69,900
------------------------------------------------------------------------------------------------------------------------------------
LEUKOSITE INC                     COM            52728R102  4,931   245,000  SH       SOLE                245,000
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL GROUP INC            CL A           529771107 58,193   722,900  SH       SOLE                722,900
------------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMMUNICATIONS      COM            G56462107  9,775   568,700  SH       SOLE                568,700
------------------------------------------------------------------------------------------------------------------------------------
MCI WORLDCOM INC                  COM            55268B106 20,212   281,217  SH       SOLE                281,217
------------------------------------------------------------------------------------------------------------------------------------
NTL INC                           COM            629407107 12,761   132,800  SH       SOLE                132,800
------------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL CORP NEW            COM            63934E108 31,922   686,500  SH       SOLE                686,500
------------------------------------------------------------------------------------------------------------------------------------
NOVA CORP GA                      COM            669784100 11,540   461,600  SH       SOLE                461,600
------------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC                  COM            676220106 16,832 1,652,200  SH       SOLE              1,652,200
------------------------------------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE INC            COM            689899102 19,063   748,500  SH       SOLE                748,500
------------------------------------------------------------------------------------------------------------------------------------
PICO HLDGS INC                    COM NEW        693366205  6,393   298,200  SH       SOLE                298,200
------------------------------------------------------------------------------------------------------------------------------------
PITNEY BOWES INC                  COM            724479100 18,616   305,500  SH       SOLE                305,500
------------------------------------------------------------------------------------------------------------------------------------
PROMUS HOTEL CORP NEW             COM            74342P106 11,872   364,600  SH       SOLE                364,600
------------------------------------------------------------------------------------------------------------------------------------
QLT PHOTOTHERAPEUTICS INC         COM            746927102 14,347   187,700  SH       SOLE                187,700
------------------------------------------------------------------------------------------------------------------------------------
ROBERT HALF INTL INC              COM            770323103 13,337   555,700  SH       SOLE                555,700
------------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORP NEW               COM            81211K100 23,840   464,600  SH       SOLE                464,600
------------------------------------------------------------------------------------------------------------------------------------
SIEBERT FINL CORP                 COM            826176109    196    11,200  SH       SOLE                 11,200
------------------------------------------------------------------------------------------------------------------------------------
STAPLES INC                       COM            855030102 27,704 1,270,100  SH       SOLE              1,270,100
------------------------------------------------------------------------------------------------------------------------------------
TEEKAY SHIPPING CORP              COM            V89564104  7,891   505,000  SH       SOLE                505,000
------------------------------------------------------------------------------------------------------------------------------------
TERRA NOVA BERMUDA HLDGS LTD    ORD CL A         G87615103 13,200   413,300  SH       SOLE                413,300
------------------------------------------------------------------------------------------------------------------------------------
UCAR INTL INC                     COM            90262K109 12,433   545,000  SH       SOLE                545,000
------------------------------------------------------------------------------------------------------------------------------------
VARIAN INC                        COM            922206107 16,156   910,200  SH       SOLE                910,200
------------------------------------------------------------------------------------------------------------------------------------
VISX INC DEL                      COM            92844S105 23,261   294,100  SH       SOLE                294,100
------------------------------------------------------------------------------------------------------------------------------------
VOICESTREAM WIRELESS CORP         COM            928615103 45,431   736,100  SH       SOLE                736,100
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                   SH BEN INT     929042109 17,706   544,800  SH       SOLE                544,800
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                       COM            931422109 24,776   976,400  SH       SOLE                976,400
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW              COM            949746101 36,225   914,200  SH       SOLE                914,200
------------------------------------------------------------------------------------------------------------------------------------



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